REVENUE (Details - Revenue by source) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 7,783,340	$ 0
Product [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,533,378	0
Service [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 6,249,962	$ 0